RELATED PARTY TRANSACTIONS (Details 1) - USD ($)		12 Months Ended
		Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Services fees	[1]	$ 596,987	$ 426,084	$ 37,819
Related Party Transaction, Other Revenues from Transactions with Related Party	[2]	$ 60,657	$ 0	$ 0

[1]	The amounts of services fees mainly represent amounts in connection with services provided to the Group by certain investees.
[2]	The amounts of other revenue mainly represent amounts in connection with services provided by the Group to certain investees.